Schedule of effective tax rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State of California statutory rate	8.80%	8.80%
State of California tax deduction on federal	(1.80%)	(1.80%)
Tax rate differential outside of U.S.	(3.30%)	(8.50%)
Deferred tax assets relating to valuation allowance	(26.30%)	(20.10%)
Effective tax rate	(1.60%)	(0.60%)